Nasdaq Hedged Equity Laddered Overlay ETF Investment Strategy - Nasdaq Hedged Equity Laddered Overlay ETF	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	What are the Fund’s main investment strategies?
Strategy Narrative [Text Block]	The Fund seeks to provide capital appreciation through participation in the broad equity markets while hedging overall market exposure relative to traditional long-only equity strategies.Under normal circumstances, the Fund invests at least 80% of its Assets in equity securities listed on the NASDAQ Stock Market. “Assets” means net assets plus the amount of borrowings for investment purposes. The Fund will also purchase and sell exchange-traded put options and sell exchange-traded call options, employing an options overlay strategy designed to provide a continuous market hedge for the portfolio. The options will typically be based on exchange-traded funds (ETFs) that replicate the Nasdaq-100 Index® (Nasdaq 100 ETFs) but will also be based on the Nasdaq-100 Index®. The combination of the Fund investing in a non-diversified portfolio of equity securities, combined with the options overlay, is intended to provide the Fund with a significant portion of the returns associated with equity market investments, while exposing investors to less risk than traditional long-only equity strategies.Volatility is one way to measure risk and refers to the variability of the Fund’s or the market’s returns. The Fund seeks to provide a competitive risk-adjusted return over a full market cycle (defined as three to five years) relative to the Nasdaq-100 Index® (the Index) with lower volatility than traditional long-only equity strategies.In implementing the Fund’s strategy, the Fund invests significantly in companies included in the Index (which includes both large cap and mid cap companies). The Fund may also invest in other equity securities not included in the Index. The Fund’s weighted average market capitalization will be close to that of the Index. Currently, many of the equity securities in the Fund’s portfolio will be in companies in the information technology sector.In implementing the options overlay strategy, the Fund seeks to provide “laddered” exposure. To do this, the Fund typically holds options for multiple (normally, three) three-month periods (each, a hedge period) staggered a month apart, with overlapping coverage designed to provide a continuous market hedge, for the purpose of seeking to provide lower volatility in any market cycle. Laddered investing refers to the implementation of the strategy with different hedge periods, with the goal of mitigating potential risks associated with only one hedge period. The portfolio management team will have discretion to determine the amount of exposure related to each hedge period and will have flexibility to allocate the assets to a particular hedge period for various reasons, including reacting opportunistically to market conditions, managing investor flows in or out of the Fund and improving the tax management of the Fund. The options overlay strategy is an actively managed process and is designed to provide a continuous market hedge for the portfolio. The options overlay strategy is constructed by buying a put option at a higher strike price while selling a put option at a relatively lower strike price (together, this is referred to as a put option spread) and simultaneously selling a call option that substantially offsets the cost of the put option spread. Each put option spread is generally maintained at a level intended to reduce the Fund’s exposure to a market decline by offsetting losses resulting from a decrease in the market. The Fund’s investment strategies may not always provide greater market protection than other equity investments, particularly in rising equity markets when the Fund is expected to underperform traditional long-only equity strategies. In addition, as a result of selling call options to offset the costs associated with the options overlay strategy, some upside may be foregone in certain market environments.While the Fund will not generally invest directly in ETFs, there may be times when it will purchase shares or receive shares of Nasdaq 100 ETFs in order to settle its options positions. The adviser will not normally maintain such positions for an extended period.In addition to the use of the options overlay strategy, the Fund may use future contracts, primarily futures on indexes, to more effectively gain targeted equity exposure from its cash positions and to hedge the Fund’s portfolio if it is unable to purchase or write the necessary options for the options overlay strategy and efficient management of cash flows.The Fund invests in a non-diversified portfolio of securities.The Fund will not invest more than 25% of the value of its total assets in the securities of companies conducting their principal business activities in the same industry, except that, to the extent that an industry represents 20% or more of the Index at the time of investment, the Fund may invest up to 35% of its total assets in that industry.The Fund’s investment strategies may involve active and frequent trading resulting in high portfolio turnover.Investment Process – Equity Portfolio: In managing the equity portion of the Fund, the adviser employs a fundamental data science enabled investment approach that combines research, data insights, and risk management. The adviser defines data science as the discipline of extracting useful insights from collections of information, and the adviser utilizes the insights as a part of its investment process. The adviser utilizes proprietary techniques to process, analyze, and combine a wide variety of information, including the adviser’s multi-decade history of proprietary fundamental research, company financial statements, and a variety of other data sources that the adviser finds relevant to conducting fundamental analysis. The adviser combines insights derived from these sources to forecast the financial prospects of each security, also known as fundamental analysis. Alongside its own insights, the Fund’s portfolio management team uses the forecasts developed through data science techniques to help relative to their associated levels of risk. The Fund’s portfolio management team then constructs a portfolio that seeks to maximize expected future financial performance while controlling for key risks to the underlying companies’ businesses identified by the adviser’s analysis. The adviser assesses key risks by analyzing potential events or conditions that may have a negative impact on the adviser’s valuation of a particular security. Such key risks may include, but are not limited to, sensitivity to changes in macroeconomic conditions, competitive risks from existing companies or new entrants, and operational risks related to the companies’ business models. The adviser regularly evaluates the efficacy of the sources of information included within the investment process, and seeks to identify new data sources that will be additive to the adviser’s forecasts and portfolio construction, assessing the validity of its models and assumptions as new information becomes available and market conditions change.As part of its investment process, the adviser seeks to assess the impact of environmental, social and governance (ESG) factors on many issuers in the universe in which the Fund may invest. The adviser’s assessment is based on an analysis of key opportunities and risks across industries to seek to identify financially material issues with respect to the Fund’s investments in securities and ascertain key issues that merit engagement with issuers. These assessments may not be conclusive, and securities of issuers that may be negatively impacted by such factors may be purchased and retained by the Fund, while the Fund may divest or not invest in securities of issuers that may be positively impacted by such factors. The adviser may sell a security for several reasons. A security may be sold due to a change in the company’s fundamentals or if the adviser believes the security is no longer attractively valued relative to its associated levels of risk. Investments may also be sold if the adviser identifies a stock that it believes offers a better investment opportunity.Investment Process — Options Overlay Strategy: The Fund’s options overlay strategy is designed to use options to hedge the Fund’s overall market exposure relative to traditional long-only strategies. Specifically, the options overlay strategy is intended to provide the Fund with downside protection, while foregoing some upside potential. The downside protection comes from the purchase of put options, which give the owner the right, but not the obligation, to sell shares of the underlying reference asset at an agreed upon price (strike price). To implement the strategy, the adviser utilizes exchange-traded equity options that typically have a reference asset of a Nasdaq 100 ETF, but will also be based on Nasdaq-100 Index® options. These puts generally increase in price as the price of the reference asset falls, offering a measure of protection against falling market prices. To partially offset the initial cost of these purchased put options, the Fund will simultaneously sell put options at a lower strike price. This effectively limits the amount of downside protection offered by the puts, and together is referred to as a “put option spread.” Entering into put option spreads is typically less expensive than a strategy of only purchasing put options, and the Fund may benefit in a flat to upwardly moving market by reducing the cost of the downside protection; the downside protection of the put option spread, however, is limited as compared to just owning a put option. The Fund is not expected to provide as much market protection when the market is only down slightly; during such periods, the Fund is expected to perform in line with broad equity markets.While put option spreads are less expensive than outright puts, put option spreads still require some upfront costs. To substantially offset this upfront cost, the Fund will sell call options, which give the owner the right, but not the obligation, to buy shares of the underlying reference asset at a specified strike price. While the sale of these call options will substantially offset the remaining cost of the protective put spread, it will potentially reduce the Fund’s ability to profit from increases in the value of its equity portfolio. As the price of call options rise along with the price of the underlying asset, the Fund’s short position in calls will decrease in value as the market rises, potentially offsetting a portion of the equity portfolio gains. The options overlay strategy is an actively managed process and is designed to provide a continuous market hedge for the portfolio. The strategy will own multiple positions that expire at various dates. For each hedge period, a portion of the options overlay strategy may be reset as the applicable options approach expiration. Nasdaq®, Nasdaq-100 Index®, Nasdaq 100®, NDX® are registered trademarks of Nasdaq, Inc. (which with its affiliates is referred to as the “Corporations”) and are licensed for use by the adviser. The Product(s) have not been passed on by the Corporations as to their legality or suitability. The Product(s) are not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE PRODUCT(S).